Schedule of other non-current assets (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Other Non-current Assets
Value Added Tax (VAT)	€ 912,424	€ 641,215
Research and development tax credit	650,000	600,000
Other non-current assets	39,079
Total other non-current assets	€ 1,601,503	€ 1,241,215